Note 14 - Employee Incentive Schemes - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance (in shares)	8,878,800
Share-based Payment Arrangement, Option [Member]
Balance (in shares)	9,398,450
Balance (in AUD per share)	$ 0.29
Granted (in shares)	250,000	7,594,000
Granted (in AUD per share)	$ 0.50
Exercised (in shares)	(216,650)	(40,000)
Exercised (in AUD per share)	$ 0.35	$ 0.00
Lapsed (in shares)	(553,000)
Lapsed (in AUD per share)	$ 0.48
Balance (in shares)	8,878,800	9,398,450
Balance (in AUD per share)	$ 0.29	$ 0.29